Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 05, 2016
Registrant Name	dei_EntityRegistrantName	AB VARIABLE PRODUCTS SERIES FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000825316
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 05, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jan. 05, 2016
Prospectus Date	rr_ProspectusDate	Dec. 16, 2015